Non-current Financial Assets	6 Months Ended
Jun. 30, 2023
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Non-current Financial Assets

Note 9. Non-current financial assets

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Deposit	1,216	800
Non current restricted cash	4,716	4,656
Investments in non consolidated entities	—	5,032
Other non current financial assets	2,859	2,518
Non current financial assets	8,791	13,006

As of June 30, 2023, our deposits consist of one deposit for our leased premises in Paris. The diminution of $0.4 million since December 31, 2022 is related to a supplier deposit reimbursement.

As of June 30, 2023, our non-current restricted cash primarily consists of $1.9 million related to a leasing agreement for equipment in Raleigh, $2.6 million for our leased premises in Raleigh and $0.2 million for our leased premises in New-York.

As of June 30, 2023, our non-current financial assets relate to the partial sublease of our premises in New York which started in June 2022.

Pursuant to Calyxt deconsolidation, our investment in Calyxt was classified as a non-current financial asset and measured at fair value as of June 30, 2023 for $5.0 million. The Cibus shares held by Cellectis remain listed on the Nasdaq Capital Market under the ticker symbol “CBUS” and were measured using the closing stock price of $10.50 on June 30, 2023